Stockholders' Equity - Preferred Stock (Details) - USD ($)					3 Months Ended		12 Months Ended
	Jul. 25, 2018	Jul. 17, 2018	Nov. 28, 2017	Nov. 02, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	May 24, 2018	May 23, 2018	Nov. 27, 2017
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)					5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued (in shares)					30,223		30,223	30,223
Preferred stock, shares outstanding (in shares)					4,540		4,606	2,431
Number of shares callable by warrants (in shares)									2,300,000	23,400,000
Common stock issued (in shares)	6,723		10,000
Common Stock [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)	50		36,000
Warrant exercise price (in dollars per share)	$ 39.93		$ 166.65
Common stock issued (in shares)	6,723		10,000		139,855	201	92,169	24,474
2017 Rights Offering [Member]
Preferred Stock [Abstract]
Charge on Non Transferable Subscription Rights				$ 0
Number of shares callable by warrants (in shares)				10,000
Warrant exercise price (in dollars per share)				$ 3.333
Period exercisable from the date of issuance							30 months
Common stock issued (in shares)			10,000
Gross proceeds from private placement of stock			$ 8,800,000
Redemption price of warrant prior to expiration							$ 0.01
Common stock price per share for warrant redemption							$ 8.33
Number of consecutive trading days for warrant redemption							10 days
2017 Rights Offering [Member] | Outstanding Warrants [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)				18,000,000
Number of warrants exercisable				10
2017 Rights Offering [Member] | Common Stock [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)				1
2018 Rights Offering [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)		1
Warrant exercise price (in dollars per share)		$ 39.93
Period exercisable from the date of issuance					30 months		30 months
Common stock issued (in shares)	6,723
Gross proceeds from private placement of stock	$ 5,700,000
Redemption price of warrant prior to expiration					$ 0.50		$ 0.50
Common stock price per share for warrant redemption					$ 181.50		$ 181.50
Number of consecutive trading days for warrant redemption					20 days		20 days
Warrants liability fair value	$ 3,100,000				$ 1,500,000		$ 900,000
2018 Rights Offering [Member] | Outstanding Warrants [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)		1,050
Warrant exercise price (in dollars per share)		$ 1,000
2018 Rights Offering [Member] | Common Stock [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)	141,183	141,183
Series A Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares issued (in shares)					13,500		13,500	13,500
Convertible preferred stock					3.60%		3.60%	3.60%
Preferred stock, shares outstanding (in shares)					0		0	0
Series B Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)											10,000
Preferred stock, par value (in dollars per share)											$ 0.001
Preferred stock, shares issued (in shares)					10,000		10,000	10,000
Preferred stock, shares outstanding (in shares)					1,112		1,112	2,431
Number of shares callable by warrants (in shares)			360,000
Common stock issued (in shares)			60,000
Series B Convertible Preferred Stock [Member] | 2017 Rights Offering [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)				10,000
Series C Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	7,000
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares issued (in shares)					6,723		6,723
Preferred stock, shares outstanding (in shares)					3,428		3,494	0
Number of shares callable by warrants (in shares)	7,059,150
Number of share converted into common stock for each share (in shares)	25
Series C Convertible Preferred Stock [Member] | Dividend Paid [Member]
Preferred Stock [Abstract]
Dividends payable							$ 2,500,000
Series C Convertible Preferred Stock [Member] | 2018 Rights Offering [Member]
Preferred Stock [Abstract]
Number of shares callable by warrants (in shares)		20,000
Common Stock and Series B Convertible Preferred Stock [Member] | 2018 Rights Offering [Member]
Preferred Stock [Abstract]
Charge on Non Transferable Subscription Rights		$ 0